Share Subscription Receivable (Details Narrative) - Joyful Corporation Limited [Member] - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Number of common stock new shares issued		2,000,000
Share issued price per share		$ 1.25
Proceeds from issuance of common stock		$ 2,500,000
Deposit amount		$ 400,000
Debt offset against share subscription amount	$ 512,412